Related Party Transactions (Details) - USD ($)							1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 18, 2022	Apr. 01, 2022	Jan. 31, 2022	Sep. 01, 2021	Jan. 06, 2021	Sep. 24, 2020	Jan. 21, 2022	Mar. 31, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 07, 2022	Jan. 11, 2021
Related Party Transactions (Details) [Line Items]
Bearing interest amount								$ 1,777,675			$ 1,777,675
Bearing interest rate								2.88%			2.88%
Accrued interest								$ 32,358			$ 19,638
Borrowings amount											2,213,493
Short term borrowing								34,974			57,897
Accured expenses								19,689			32,950
Repaid amount								$ 2,126,860			118,633
Aggregate principal amount	$ 686,690
Kludein I Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 7,500							275,000
Sponsor transferred an aggregate (in Shares)					75,000
Share subject to forfeiture (in Shares)					562,500
Working capital loan		$ 112,500	$ 350,000				$ 1,500,000		$ 250,000	$ 360,000	152,500
Consulting services							$ 1
Total working capital loan											1,225,000
Fair value of issuance			264,900
Fair value of convertible note on issuance date			$ 85,100
Initial fair value note		83,396							184,807	177,331	52,522
Contribution of fair value note		$ 29,104							$ 65,193	$ 182,669	99,977
Fair value note											421,900
Change in fair value of convertible note											341,057
Consulting agreement amount											67,500	$ 30,000
Accrued expenses											97,500	$ 30,000
Amount held in trust account											1,373,380		$ 343,345
Aggregate amount	686,690
Extension funds	$ 343,345										$ 686,690
Kludein I Acquisition Corp. [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Share subject to forfeiture (in Shares)					75,000
Kludein I Acquisition Corp. [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Expenses related to initial public offering						$ 300,000
Borrowings outstanding														$ 88,905
Kludein I Acquisition Corp. [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Founder share (in Shares)						4,312,500
Founder Shares [Member] | Kludein I Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid						$ 25,000
Issued and outstanding shares percentage					20.00%
Sponsors [Member] | Kludein I Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Founder shares, description											The Sponsor and its director nominees have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.In connection with the closing of the Initial Public Offering, the Anchor Investor acquired from the Sponsor an indirect economic interest in an aggregate of 635,625 Founder Shares at the original purchase price that the Sponsor paid for the Founder Shares. The Sponsor has agreed to distribute such Founder Shares to the Anchor Investor after the completion of a Business Combination. The Company estimated the aggregate fair value of the Founder Shares attributable to the Anchor Investor to be $4,411,238, or $6.94 per share. The fair value of the Founder Shares was estimated using the income approach. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A and a capital contribution from the Sponsor in accordance with Topic 5T. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering using the with-and-without method, compared to total proceeds received. Offering costs related to the Founder Shares amounted to a contribution to additional paid-in capital $4,411,238, of which $158,805 were expensed to the statement of operations and included in transaction costs attributable to warrant liabilities and the remaining $4,252,433 recorded as an additional offering cost as a reduction of temporary equity, and re-measured to accumulated deficit upon recording temporary equity at redemption value during the year ended December 31, 2021.
Near Pte. Ltd., [Member]
Related Party Transactions (Details) [Line Items]
Bearing interest rate											7.00%
Extension Funds [Member] | Kludein I Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount													$ 2,060,070